Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.0%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,156,602
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	3,200	3,184,406
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,358,110
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,660,195
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	372	352,080
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,202	2,735,925
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,800	1,900,830
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,753,661
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,365,366
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	6,808	6,698,122
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,000	2,004,511
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,700	3,082,681
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	864,981
Diamond Issuer, Series 2021-1A, Class B, 2.701%, 11/20/51(1)	1,000	820,317
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,245	1,194,045
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	942	888,121
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,175	2,891,335
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,365,125
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,342,131
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	2,875,223
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	2,965,923
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,138	899,065
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	2,285	1,862,322
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,690	1,382,316
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	1,750	1,723,921
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,682,115
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,766	1,525,785
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	476	450,550
Series 2021-3, Class E, 2.102%, 2/26/29(1)	280	264,324
Security	Principal Amount (000's omitted)	Value
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	$572	$ 366,994
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	309	70,124
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,685	1,465,570
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	200	182,924
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,455	2,057,968
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	375	334,599
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,667	3,304,800
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	1,442	1,415,306
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	451,570
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	716	687,375
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,900	2,571,467
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,758,382
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,355	2,001,338
PMT Issuer Trust - FMSR, Series-2021-FT1, Class A, 8.15%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	390	377,408
PNMAC GMSR Issuer Trust, Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(4)	1,000	993,127
Raptor Aircraft Finance I, LLC, Series 2019-1, Class A, 4.213%, 8/23/44(1)	1,355	1,067,235
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	638	531,473
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	747	589,854
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,744	3,429,967
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,803	3,456,401
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,077,033
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,096	988,528
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,015	714,958
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,928	2,285,340
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,350	1,853,983
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,738	3,461,327
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	8,562	6,796,244
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,390,894

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Issuer, LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	$3,088	$ 2,604,114
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,389,381
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,492	1,122,484
Series 2020-A, Class C, 6.657%, 3/15/45(1)	533	346,662
Total Asset-Backed Securities (identified cost $136,762,927)		$ 120,394,918

Collateralized Mortgage Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	$1,658	$ 1,655,800
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25% to 11/25/25, 11/25/35(1)(3)(5)	2,000	1,747,381
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,071	1,824,427
CFMT, LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(3)	2,500	2,152,136
Eagle Re, Ltd., Series 2021-2, Class M1B, 7.117%, (30-day average SOFR + 2.05%), 4/25/34(1)(4)	1,500	1,509,260
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	230	238,680
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	98	98,249
Series 2019-HQA3, Class B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	1,395	1,412,985
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	975	982,945
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,878	1,951,586
Series 2021-DNA2, Class B1, 8.467%, (30-day average SOFR + 3.40%), 8/25/33(1)(4)	2,165	2,198,675
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,390	1,473,723
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	565	594,454
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	24	24,245
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,125	1,183,717
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	5,655	5,785,743
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	$3,081	$ 3,120,759
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,612	1,561,165
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	1,995	1,986,191
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	584	582,602
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00% to 8/25/23, 8/1/32(1)(3)(5)	1,000	610,663
Government National Mortgage Association:
6.00%, 6/1/53	1,190	1,217,506
6.00%, 6/1/53	1,190	1,218,303
Series 2023-102, Class SG, 3.73%, (22.55% - 30-day average SOFR x 3.73), 7/20/53(6)	1,800	1,784,223
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,031,278
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,080,053
MFRA Trust, Series 2023-NQM1, Class A2, 5.75%, 11/25/67(1)(5)	1,571	1,533,082
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 7.117%, (30-day average SOFR + 2.05%), 10/25/33(1)(4)	894	894,545
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(4)	775	776,955
Series 2018-GT2, Class A, 7.80%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	445	441,704
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	1,168	683,496
Total Collateralized Mortgage Obligations (identified cost $43,091,832)		$ 43,356,531

Commercial Mortgage-Backed Securities — 10.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$7,255	$ 3,922,216
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	7,215	3,470,651
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.709%, 2/15/50(1)(3)	3,500	2,343,398
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	2,379	2,264,027
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	474	449,514
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,100,362

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CFCRE Commercial Mortgage Trust: (continued)
Series 2016-C7, Class D, 4.53%, 12/10/54(1)(3)	$1,725	$ 1,177,897
COMM Mortgage Trust:
Series 2013-CR9, Class C, 4.59%, 7/10/45(1)(3)	346	337,235
Series 2013-CR9, Class D, 4.59%, 7/10/45(1)(3)	6,121	5,979,097
Series 2013-CR11, Class B, 5.29%, 8/10/50(3)	1,945	1,893,002
Series 2013-CR11, Class D, 5.297%, 8/10/50(1)(3)	3,603	3,525,401
Series 2013-CR13, Class C, 5.032%, 11/10/46(3)	1,000	914,916
Series 2015-CR22, Class D, 4.204%, 3/10/48(1)(3)	2,324	1,851,138
CSMC Trust:
Series 2016-NXSR, Class D, 4.575%, 12/15/49(1)(3)	2,000	1,226,641
Series 2020-TMIC, Class A, 8.693%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(4)	4,240	4,232,656
Series 2021-4SZN, Class A, 9.114%, (1 mo. SOFR + 3.967%), 11/15/23(1)(4)	4,500	4,349,558
Series 2022-CNTR, Class A, 9.091%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	3,745	3,133,987
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,900	1,903,192
Extended Stay America Trust:
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	3,061	2,983,557
Series 2021-ESH, Class D, 7.444%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(4)	1,870	1,820,751
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	2,867	2,773,311
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	7,245	6,961,765
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.698%, 9/15/47(1)(3)	1,980	1,448,199
Series 2014-C25, Class D, 4.082%, 11/15/47(1)(3)	3,575	1,489,874
Series 2015-C29, Class D, 3.827%, 5/15/48(3)	500	321,834
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.182%, 12/15/46(1)(3)	1,500	1,400,108
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	225,268
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.879%, 5/15/49(3)(7)	4,199	3,630,950
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	3,048	2,136,718
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(7)	5,000	3,234,793
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36(1)(4)(7)	3,960	3,820,281
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(4)(7)	1,540	1,467,259
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.393%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,219	1,441,575
Security	Principal Amount (000's omitted)	Value
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.333%, (1 mo. SOFR + 2.186%), 5/15/37(1)(4)	$2,000	$ 1,950,244
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.391%, 4/10/46(1)(3)	2,000	1,829,500
VMC Finance, LLC, Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	8,477	7,953,858
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,211,927
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,518,029
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,378,032
WF-RBS Commercial Mortgage Trust:
Series 2013-UBS1, Class D, 5.195%, 3/15/46(1)(3)	350	335,987
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,410,167
Total Commercial Mortgage-Backed Securities (identified cost $120,169,987)		$ 102,818,875

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.0%(8)
Spirit Airlines, Inc., 1.00%, 5/15/26	$200	$ 162,600
		$ 162,600
Agriculture — 0.0%(8)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(9)	$200	$ 197,950
		$ 197,950
Biotechnology — 0.0%(8)
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$175	$ 172,334
		$ 172,334
Commercial Services — 0.0%(8)
Block, Inc., 0.125%, 3/1/25	$170	$ 161,075
		$ 161,075
Computers — 0.1%
Rapid7, Inc., 0.25%, 3/15/27	$175	$ 152,797
Zscaler, Inc., 0.125%, 7/1/25	180	210,690
		$ 363,487
Diversified Financial Services — 0.1%
Ares Capital Corp., 4.625%, 3/1/24	$250	$ 250,469

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Ford Motor Co., 0.00%, 3/15/26	$200	$ 220,100
		$ 470,569
Electric Utilities — 0.0%(8)
NRG Energy, Inc., 2.75%, 6/1/48	$300	$ 318,150
		$ 318,150
Entertainment — 0.0%(8)
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	$150	$ 142,350
		$ 142,350
Internet Software & Services — 0.0%(8)
Okta, Inc., 0.125%, 9/1/25	$180	$ 163,620
		$ 163,620
Leisure Time — 0.0%(8)
NCL Corp., Ltd., 1.125%, 2/15/27	$200	$ 185,312
		$ 185,312
Oil and Gas — 0.0%(8)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$300	$ 270,149
		$ 270,149
Pharmaceuticals — 0.1%
Dexcom, Inc., 0.25%, 11/15/25	$175	$ 187,684
Herbalife, Ltd., 2.625%, 3/15/24	175	169,925
Jazz Investments I, Ltd., 2.00%, 6/15/26	200	204,250
		$ 561,859
Semiconductors — 0.0%(8)
ON Semiconductor Corp., 0.50%, 3/1/29(1)	$175	$ 198,509
		$ 198,509
Software — 0.1%
Akamai Technologies, Inc., 0.125%, 5/1/25	$175	$ 187,578
BILL Holdings, Inc., 0.00%, 12/1/25	175	183,837
Datadog, Inc., 0.125%, 6/15/25	160	199,360
Tyler Technologies, Inc., 0.25%, 3/15/26	175	181,125
		$ 751,900
Total Convertible Bonds (identified cost $4,078,174)		$ 4,119,864

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Banks — 0.0%(8)
Bank of America Corp., Series L, 7.25%	120	$ 140,618
Total Convertible Preferred Stocks (identified cost $146,760)		$ 140,618

Corporate Bonds — 38.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29(1)	$1,637	$ 1,590,966
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	3,017,462
		$ 4,608,428
Auto Manufacturers — 1.2%
General Motors Co., 5.60%, 10/15/32	$2,911	$ 2,817,690
General Motors Financial Co., Inc.:
5.80%, 6/23/28	2,280	2,272,444
5.85%, 4/6/30	1,985	1,969,555
Hyundai Capital America, 5.70%, 6/26/30(1)	4,761	4,732,624
		$ 11,792,313
Banks — 10.0%
African Export-Import Bank (The), 3.994%, 9/21/29(9)	$2,200	$ 1,863,136
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(10)(11)	745	647,533
Banco Santander S.A., 4.175% to 3/24/27, 3/24/28(11)	400	374,687
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(9)(11)	2,600	2,235,301
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(9)(11)	2,360	2,338,696
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(11)	10,500	8,985,364
5.202% to 4/25/28, 4/25/29(11)	2,828	2,798,861
6.204% to 11/10/27, 11/10/28(11)	1,727	1,776,496
BBVA Bancomer S.A., 8.45% to 6/29/33, 6/29/38(1)(11)	2,261	2,265,262
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(11)	2,270	1,971,797
BNP Paribas S.A., 4.625% to 2/25/31(1)(10)(11)	914	654,653
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(11)	1,518	1,207,635
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(11)	3,962	3,956,116
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(11)	5,577	5,629,766

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(11)	$2,500	$ 2,493,919
8.248% to 11/21/32, 11/21/33(1)(11)	4,220	4,435,414
KeyBank N.A.:
4.15%, 8/8/25	3,055	2,824,477
5.85%, 11/15/27	1,855	1,748,290
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	2,408	2,418,458
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(11)	3,071	2,455,574
PNC Financial Services Group, Inc.:
5.068% to 1/24/33, 1/24/34(11)	3,000	2,877,950
6.25% to 3/15/30(10)(11)	5,734	5,162,033
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(11)	2,600	2,422,653
9.375% to 11/22/27(1)(10)(11)	2,389	2,341,220
Swedbank AB, 5.337%, 9/20/27(1)	1,711	1,687,833
Synchrony Bank:
5.40%, 8/22/25	1,200	1,149,024
5.625%, 8/23/27	1,002	941,140
Synchrony Financial, 4.25%, 8/15/24	563	543,025
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,405	3,983,475
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	3,393	2,463,592
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(11)	4,577	4,661,125
Truist Financial Corp.:
5.867% to 6/8/33, 6/8/34(11)	9,760	9,768,451
6.047% to 6/8/26, 6/8/27(11)	1,105	1,105,956
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(11)	3,740	3,741,381
5.836% to 6/12/28, 6/12/34(11)	2,463	2,481,952
UBS Group AG, 4.375% to 2/10/31(1)(10)(11)	3,315	2,343,506
		$ 100,755,751
Building Materials — 0.4%
Cemex SAB de CV, 9.125% to 3/14/28(1)(10)(11)	$3,706	$ 3,757,873
		$ 3,757,873
Chemicals — 0.8%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$1,455	$ 1,448,487
6.33%, 7/15/29	1,485	1,476,046
Sasol Financing USA, LLC, 8.75%, 5/3/29(1)	5,000	4,876,035
		$ 7,800,568
Security	Principal Amount (000's omitted)	Value
Commercial Services — 1.3%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	$2,785	$ 2,530,020
5.55%, 5/30/33(1)	3,840	3,746,907
Block Financial, LLC, 3.875%, 8/15/30	2,825	2,494,260
Capital One Financial Corp., 6.377% to 6/8/33, 6/8/34(11)	2,445	2,428,840
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,075,434
		$ 13,275,461
Computers — 1.7%
Dell International, LLC/EMC Corp.:
3.375%, 12/15/41(1)	$4,206	$ 2,969,706
3.45%, 12/15/51(1)	3,125	2,098,739
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	4,800	3,908,268
3.15%, 10/15/31	5,446	4,089,449
Seagate HDD Cayman:
5.75%, 12/1/34	2,589	2,300,107
9.625%, 12/1/32(1)	1,901	2,099,784
		$ 17,466,053
Consumer Products — 0.4%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$614	$ 569,637
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	4,420	3,826,937
		$ 4,396,574
Diversified Financial Services — 4.6%
Ally Financial, Inc., 8.00%, 11/1/31	$5,825	$ 6,051,928
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(12)	2,946	40,508
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(10)(11)	1,431	1,264,646
Ameriprise Financial, Inc., 5.15%, 5/15/33	2,832	2,813,890
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	2,518	2,514,536
6.375%, 7/15/30(1)	4,930	4,893,204
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	2,714,339
Charles Schwab Corp., 5.853% to 5/19/33, 5/19/34(11)	1,098	1,115,108
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(10)(11)	4,659	4,475,994
CI Financial Corp.:
3.20%, 12/17/30	3,912	2,936,450
4.10%, 6/15/51	4,504	2,744,209
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	2,100	2,149,602
Inversiones La Construccion S.A., 4.75%, 2/7/32(9)	2,250	1,800,130

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
OneMain Finance Corp.:
3.50%, 1/15/27	$1,700	$ 1,460,249
5.375%, 11/15/29	2,696	2,294,586
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,354,097
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(11)	5,038	4,583,630
		$ 46,207,106
Electric Utilities — 0.6%
Cometa Energia S.A. de CV, 6.375%, 4/24/35(9)	$1,929	$ 1,873,258
Edison International, Series B, 5.00% to 12/15/26(10)(11)	2,996	2,595,735
Minejesa Capital BV, 4.625%, 8/10/30(9)	2,100	1,890,436
		$ 6,359,429
Electrical and Electronic Equipment — 0.4%
Jabil, Inc., 3.00%, 1/15/31	$1,468	$ 1,248,176
Sensata Technologies BV, 5.875%, 9/1/30(1)	310	301,739
Vontier Corp., 2.95%, 4/1/31	3,671	2,940,040
		$ 4,489,955
Entertainment — 0.6%
Warnermedia Holdings, Inc., 5.391%, 3/15/62	$7,300	$ 5,954,131
		$ 5,954,131
Foods — 0.4%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	$4,300	$ 3,965,327
		$ 3,965,327
Health Care — 0.6%
Centene Corp., 3.375%, 2/15/30	$990	$ 851,736
HCA, Inc.:
4.625%, 3/15/52(1)	2,423	1,993,249
5.25%, 6/15/49	3,700	3,342,103
		$ 6,187,088
Insurance — 3.6%
American National Group, Inc., 6.144%, 6/13/32(1)	$3,300	$ 3,136,674
ASR Nederland N.V., 7.00%, to 9/7/33, 12/7/43(9)(11)	2,860	3,254,005
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,017,777
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	9,102	9,099,397
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	4,532	3,415,577
Hanwha Life Insurance Co., Ltd., 3.379% to 2/4/27, 2/4/32(9)(11)	2,100	1,881,913
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)	$3,769	$ 2,969,012
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	2,760	2,731,785
Radian Group, Inc., 4.875%, 3/15/27	2,508	2,367,552
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,266,924
		$ 36,140,616
Leisure Time — 0.9%
Brunswick Corp., 5.10%, 4/1/52	$6,491	$ 4,820,802
NCL Corp., Ltd., 5.875%, 3/15/26(1)	2,550	2,387,982
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	2,525	2,323,682
		$ 9,532,466
Media — 0.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,275	$ 3,053,184
		$ 3,053,184
Oil and Gas — 1.6%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	$3,339	$ 2,633,670
National Fuel Gas Co., 2.95%, 3/1/31	5,065	4,055,913
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,315	1,313,895
Petroleos Mexicanos:
6.50%, 3/13/27	2,450	2,181,669
10.00%, 2/7/33(1)	2,912	2,669,930
Var Energi ASA, 7.50%, 1/15/28(1)	3,000	3,088,745
		$ 15,943,822
Pharmaceuticals — 0.6%
CVS Health Corp., 5.875%, 6/1/53	$3,534	$ 3,626,583
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	3,028	2,683,484
		$ 6,310,067
Pipelines — 0.4%
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	$4,344	$ 3,976,919
		$ 3,976,919
Real Estate Investment Trusts (REITs) — 3.7%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 2,576,967
CBRE Services, Inc., 5.95%, 8/15/34	3,725	3,681,347
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,149,541
EPR Properties:
3.60%, 11/15/31	1,200	937,361
3.75%, 8/15/29	2,672	2,175,543

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties: (continued)
4.95%, 4/15/28	$3,444	$ 3,080,493
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	5,251	4,124,815
6.00%, 4/15/25(1)	1,600	1,580,336
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,633	2,264,745
Newmark Group, Inc., 6.125%, 11/15/23	5,419	5,369,687
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,047,955
Sun Communities Operating, L.P.:
4.20%, 4/15/32	1,865	1,631,001
5.70%, 1/15/33	1,632	1,591,744
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	4,678	4,583,083
		$ 36,794,618
Retail — 1.4%
Bath & Body Works, Inc., 6.875%, 11/1/35	$2,845	$ 2,607,481
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	6,279	4,367,572
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,100	956,967
4.375%, 1/15/31(1)	4,075	3,521,197
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)	2,778	2,537,981
		$ 13,991,198
Semiconductors — 1.0%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$3,873	$ 3,862,197
Micron Technology, Inc.:
3.477%, 11/1/51	4,117	2,750,442
5.875%, 9/15/33	3,200	3,172,679
		$ 9,785,318
Technology — 0.3%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$3,087	$ 2,683,542
		$ 2,683,542
Telecommunications — 0.9%
AT&T, Inc., 3.55%, 9/15/55	$2,942	$ 2,061,751
Nokia Oyj, 4.375%, 6/12/27	3,450	3,252,711
Rogers Communications, Inc., 4.55%, 3/15/52(1)	2,456	1,976,867
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,012,840
SES S.A., 5.30%, 4/4/43(1)	810	585,276
		$ 8,889,445
Security	Principal Amount (000's omitted)	Value
Transportation — 0.6%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$2,330	$ 2,344,387
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)	3,756	3,708,525
		$ 6,052,912
Total Corporate Bonds (identified cost $414,099,047)		$ 390,170,164

Preferred Stocks — 0.5%
Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	187,034	$ 2,571,718
Series A2, 6.375%	74,772	1,017,647
		$ 3,589,365
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	107,100	$ 1,563,660
		$ 1,563,660
Total Preferred Stocks (identified cost $9,222,650)		$ 5,153,025

Sovereign Government Bonds — 1.2%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.9%
Mexican Udibonos, 4.00%, 11/30/28	MXN	81,484	$ 4,646,814
Mexico Bonos, 8.00%, 9/5/24	MXN	85,000	4,806,087
			$ 9,452,901
South Africa — 0.3%
Republic of South Africa, 5.875%, 4/20/32	USD	3,118	$ 2,768,513
			$ 2,768,513
Total Sovereign Government Bonds (identified cost $11,938,529)			$ 12,221,414

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 11.3%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(13)	$8,514	$ 7,990,520
4.50%, 30-Year, TBA(13)	18,576	17,856,186
5.00%, 30-Year, TBA(13)	50,420	49,413,571
5.50%, 30-Year, TBA(13)	37,955	37,784,468
Pool #FM6803, 2.00%, 4/1/51	1,095	907,577
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $114,517,146)		$ 113,952,322

U.S. Treasury Obligations — 31.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$72,222	$ 56,262,631
2.875%, 5/15/52	5,503	4,562,976
3.625%, 2/15/53	6,233	5,983,680
3.625%, 5/15/53	35,925	34,532,906
3.875%, 2/15/43	4,455	4,345,017
3.875%, 5/15/43	600	585,562
4.00%, 11/15/52	6,082	6,249,255
U.S. Treasury Notes:
2.00%, 4/30/24	7,700	7,486,445
2.25%, 4/30/24	7,700	7,501,484
2.50%, 4/30/24	7,700	7,516,524
2.50%, 5/15/24	7,700	7,507,214
3.375%, 5/15/33	9,435	9,100,352
3.50%, 1/31/28	7,543	7,325,844
3.50%, 4/30/28	12,455	12,104,217
3.50%, 4/30/30	6,961	6,759,783
3.50%, 2/15/33	940	915,766
3.625%, 3/31/28	5,750	5,616,807
3.625%, 5/31/28	8,900	8,706,008
3.625%, 3/31/30	7,522	7,359,072
3.75%, 5/31/30	7,505	7,401,220
3.875%, 3/31/25	7,536	7,388,518
4.00%, 2/29/28	6,228	6,183,115
4.25%, 5/31/25	6,791	6,705,980
4.50%, 11/30/24	15,046	14,888,388
4.625%, 2/28/25	7,406	7,349,298
5.25%, 11/15/28	22,355	23,517,285
5.375%, 2/15/31	21,475	23,536,097
6.25%, 5/15/30	5,520	6,264,769
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
6.75%, 8/15/26	$13,295	$ 14,163,849
Total U.S. Treasury Obligations (identified cost $318,131,727)		$ 317,820,062

Miscellaneous — 0.0%(8)
Security	Principal Amount	Value
Financial Intermediaries — 0.0%(8)
Alpha Holding S.A., Escrow Certificates(14)(15)	$6,250,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(16)	4,226,548	$ 4,226,548
Total Short-Term Investments (identified cost $4,226,548)		$ 4,226,548
Total Investments — 110.7% (identified cost $1,176,385,327)		$1,114,374,341
Other Assets, Less Liabilities — (10.7)%		$ (108,080,409)
Net Assets — 100.0%		$1,006,293,932
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $423,119,301 or 42.0% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

(8)	Amount is less than 0.05%.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $17,334,825 or 1.7% of the Fund's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(15)	Non-income producing security.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	87.7%	$976,777,720
Mexico	2.2	24,860,731
Canada	1.5	16,933,820
Italy	1.0	11,512,963
United Kingdom	0.8	9,473,681
Cayman Islands	0.8	8,727,717
South Africa	0.7	7,644,548
Bermuda	0.6	6,772,849
France	0.6	6,626,161
Australia	0.4	4,874,032
Israel	0.4	4,573,997
Brazil	0.4	4,396,574
Spain	0.4	4,330,803
Ireland	0.3	3,708,525
Netherlands	0.3	3,555,744
Finland	0.3	3,252,711
Norway	0.3	3,088,745
Switzerland	0.2	2,343,506
Indonesia	0.2	1,890,436
South Korea	0.2	1,881,913
Supranational	0.2	1,863,136
Chile	0.2	1,800,130
Sweden	0.2	1,687,833
Luxembourg	0.1	1,598,116
British Virgin Islands	0.0(1)	197,950
Total Investments	100.0%	$1,114,374,341
(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	717,000,000	USD	5,171,541	State Street Bank and Trust Company	8/10/23	$ —	$(175,417)
USD	2,057,396	CAD	2,799,001	UBS AG	8/10/23	—	(56,568)
USD	3,172,501	EUR	2,907,464	State Street Bank and Trust Company	8/10/23	—	(5,730)
						$—	$(237,715)

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	579	Long	9/29/23	$117,736,031	$ (879,168)
U.S. 5-Year Treasury Note	418	Long	9/29/23	44,765,187	(545,567)
U.S. Long Treasury Bond	85	Long	9/20/23	10,787,032	(38,528)
U.S. 10-Year Treasury Note	(41)	Short	9/20/23	(4,602,891)	42,878
U.S. Ultra 10-Year Treasury Note	(169)	Short	9/20/23	(20,015,937)	141,243
U.S. Ultra-Long Treasury Bond	(38)	Short	9/20/23	(5,176,313)	17,837
					$(1,261,305)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $18,516,549, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.879%, 5/15/49	$3,768,534	$ —	$ —	$ —	$(137,584)	$3,630,950	$150,344	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,346,956	—	—	—	(222,510)	2,136,718	80,844	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,705,129	—	—	—	(494,641)	3,234,793	151,655	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	3,862,789	—	(3,467,750)	(2,187,060)	1,759,427	—	170,732	—
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36	3,819,553	—	—	—	(7,876)	3,820,281	208,288	3,960,000
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	1,463,766	—	—	—	3,493	1,467,259	88,749	1,540,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	4,082,231	375,528,878	(375,384,561)	—	—	4,226,548	715,745	4,226,548
Total				$(2,187,060)	$900,309	$18,516,549	$1,566,357
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 120,394,918	$ —	$ 120,394,918
Collateralized Mortgage Obligations	—	43,356,531	—	43,356,531
Commercial Mortgage-Backed Securities	—	102,818,875	—	102,818,875
Convertible Bonds	—	4,119,864	—	4,119,864
Convertible Preferred Stocks	140,618	—	—	140,618
Corporate Bonds	—	390,170,164	—	390,170,164
Preferred Stocks	5,153,025	—	—	5,153,025
Sovereign Government Bonds	—	12,221,414	—	12,221,414
U.S. Government Agency Mortgage-Backed Securities	—	113,952,322	—	113,952,322
U.S. Treasury Obligations	—	317,820,062	—	317,820,062

Eaton Vance
Total Return Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	4,226,548	—	—	4,226,548
Total Investments	$ 9,520,191	$1,104,854,150	$ —	$1,114,374,341
Futures Contracts	$ 201,958	$ —	$ —	$ 201,958
Total	$ 9,722,149	$1,104,854,150	$ —	$1,114,576,299
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (237,715)	$ —	$ (237,715)
Futures Contracts	(1,463,263)	—	—	(1,463,263)
Total	$(1,463,263)	$ (237,715)	$ —	$ (1,700,978)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.